Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	May 03, 2024	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023	Oct. 31, 2022	Apr. 30, 2022	Oct. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Mar. 27, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Oct. 31, 2016	Nov. 20, 2015	Oct. 31, 2015	Mar. 27, 2015	Oct. 31, 2014
American Funds 2070 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 10,217	$ 10,405	$ 10,189	$ 9,962	$ 9,811	$ 9,604	$ 9,425
American Funds 2070 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 10,710	11,020	10,800	10,570	10,410	10,190	10,000
American Funds 2070 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 10,575	10,770	10,546	10,312	10,146	9,932	9,747
American Funds 2070 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class F-1
Account Value	$ 10,850	11,050	10,820	10,580	10,410	10,190	10,000
American Funds 2070 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class F-2
Account Value	$ 10,850	11,050	10,820	10,580	10,410	10,190	10,000
American Funds 2070 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class F-3
Account Value	$ 10,860	11,060	10,820	10,580	10,420	10,200	10,000
American Funds 2070 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class R-1
Account Value	$ 10,850	11,050	10,820	10,580	10,410	10,190	10,000
American Funds 2070 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class R-2
Account Value	$ 10,810	11,020	10,790	10,570	10,410	10,190	10,000
American Funds 2070 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class R-2E
Account Value	$ 10,820	11,030	10,810	10,570	10,410	10,190	10,000
American Funds 2070 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class R-3
Account Value	$ 10,820	11,030	10,800	10,570	10,410	10,190	10,000
American Funds 2070 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class R-4
Account Value	$ 10,840	11,050	10,810	10,580	10,410	10,190	10,000
American Funds 2070 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class R-5E
Account Value	$ 10,850	11,050	10,820	10,580	10,410	10,190	10,000
American Funds 2070 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class R-5
Account Value	$ 10,850	11,060	10,820	10,580	10,410	10,200	10,000
American Funds 2070 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2070 Target Date Retirement Fund — Class R-6
Account Value	$ 10,860	11,060	10,820	10,580	10,420	10,200	10,000
American Funds 2065 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 17,875							$ 16,253	$ 13,657	$ 13,916	$ 12,568	$ 13,625	$ 16,062	$ 14,981	$ 11,932	$ 9,425
American Funds 2065 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 18,380							16,770	14,145	14,470	13,109	14,264	16,877	15,792	12,630	10,000
American Funds 2065 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 18,752							17,023	14,287	14,536	13,097	14,182	16,698	15,550	12,368	9,747
American Funds 2065 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class F-1
Account Value	$ 19,001							17,270	14,521	14,786	13,344	14,475	17,070	15,912	12,670	10,000
American Funds 2065 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class F-2
Account Value	$ 19,226							17,462	14,656	14,911	13,432	14,546	17,130	15,952	12,690	10,000
American Funds 2065 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class F-3
Account Value	$ 19,292							17,513	14,693	14,938	13,459	14,563	17,143	15,955	12,690	10,000
American Funds 2065 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class R-1
Account Value	$ 18,541							16,919	14,272	14,597	13,223	14,381	17,027	15,929	12,690	10,000
American Funds 2065 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class R-2
Account Value	$ 18,351							16,744	14,122	14,445	13,087	14,241	16,849	15,775	12,610	10,000
American Funds 2065 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class R-2E
Account Value	$ 18,613							16,954	14,279	14,583	13,192	14,328	16,940	15,825	12,640	10,000
American Funds 2065 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class R-3
Account Value	$ 18,724							17,059	14,352	14,646	13,239	14,367	16,974	15,848	12,640	10,000
American Funds 2065 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class R-4
Account Value	$ 18,986							17,265	14,505	14,780	13,337	14,458	17,057	15,900	12,670	10,000
American Funds 2065 Target Date Retirement Fund - Class R5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class R-5E
Account Value	$ 19,163							17,401	14,617	14,871	13,410	14,523	17,105	15,937	12,680	10,000
American Funds 2065 Target Date Retirement Fund - Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class R-5
Account Value	$ 19,248							17,472	14,660	14,915	13,443	14,547	17,130	15,952	12,690	10,000
American Funds 2065 Target Date Retirement Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2065 Target Date Retirement Fund — Class R-6
Account Value	$ 19,292							17,513	14,693	14,938	13,459	14,563	17,143	15,955	12,690	10,000
American Funds 2060 Target Date Retirement Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 22,018								16,824		15,471		19,776		14,687		$ 13,444	$ 11,980	$ 11,855			$ 9,753		$ 9,397	$ 9,425
American Funds 2060 Target Date Retirement Fund® - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 22,021								16,826		15,514		19,976		14,946		13,784	12,367	12,336			10,226		9,930	10,000
American Funds 2060 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 20,559								15,676		14,367		18,314		13,580		12,404	11,022	10,891	$ 9,750
American Funds 2060 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class F-1
Account Value	$ 23,353								17,844		16,407		20,990		15,598		14,278	12,719	12,588			10,356		9,980	10,000
American Funds 2060 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class F-2
Account Value	$ 23,914								18,227		16,720		21,318		15,789		14,417	12,815	12,648			10,382		9,980	10,000
American Funds 2060 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class F-3
Account Value	$ 21,824								16,624		15,234		19,404		14,365		13,108	11,631	11,484		$ 10,000
American Funds 2060 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class R-1
Account Value	$ 21,844								16,820		15,584		20,072		15,024		13,859	12,433	12,399			10,275		9,970	10,000
American Funds 2060 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class R-2
Account Value	$ 21,732								16,739		15,505		19,975		14,953		13,792	12,376	12,350			10,231		9,930	10,000
American Funds 2060 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class R-2E
Account Value	$ 22,465								17,248		15,930		20,459		15,263		14,036	12,560	12,488			10,326		9,980	10,000
American Funds 2060 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class R-3
Account Value	$ 22,673								17,378		16,019		20,555		15,314		14,062	12,565	12,480			10,292		9,950	10,000
American Funds 2060 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class R-4
Account Value	$ 23,333								17,832		16,393		20,961		15,577		14,256	12,695	12,572			10,342		9,970	10,000
American Funds 2060 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class R-5E
Account Value	$ 23,704								18,074		16,594		21,168		15,695		14,333	12,749	12,595			10,341	$ 10,000
American Funds 2060 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class R-5
Account Value	$ 24,007								18,291		16,776		21,374		15,836		14,449	12,832	12,667			10,391		9,990	10,000
American Funds 2060 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2060 Target Date Retirement Fund — Class R-6
Account Value	$ 24,117								18,373		16,831		21,443		15,875		14,479	12,855	12,681			10,403		9,990	10,000
American Funds 2055 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 22,599								17,282		15,900		20,275		15,060		13,783	12,273	12,149			9,982		9,619		$ 9,424
American Funds 2055 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 22,557								17,251		15,871		20,387		15,261		14,064	12,622	12,586			10,430		10,125		10,000
American Funds 2055 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 20,584								15,709		14,406		18,319		13,589		12,404	11,024	10,892	9,749
American Funds 2055 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class F-1
Account Value	$ 23,895								18,281		16,820		21,456		15,953		14,596	13,004	12,872			10,582		10,203		10,000
American Funds 2055 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class F-2
Account Value	$ 24,549								18,728		17,191		21,860		16,206		14,785	13,136	12,975			10,642		10,229		10,000
American Funds 2055 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class F-3
Account Value	$ 21,859								16,668		15,274		19,416		14,382		13,114	11,641	11,479		10,000
American Funds 2055 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class R-1
Account Value	$ 22,157								17,073		15,827		20,336		15,224		14,039	12,607	12,573			10,423		10,121		10,000
American Funds 2055 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class R-2
Account Value	$ 22,216								17,121		15,867		20,394		15,274		14,078	12,635	12,598			10,439		10,135		10,000
American Funds 2055 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class R-2E
Account Value	$ 22,976								17,660		16,318		20,908		15,608		14,346	12,831	12,765			10,540		10,198		10,000
American Funds 2055 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class R-3
Account Value	$ 23,213								17,810		16,429		21,018		15,673		14,381	12,850	12,760			10,522		10,172		10,000
American Funds 2055 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class R-4
Account Value	$ 23,917								18,298		16,832		21,465		15,960		14,596	13,001	12,871			10,584		10,204		10,000
American Funds 2055 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class R-5E
Account Value	$ 23,745								18,125		16,642		21,183		15,713		14,346	12,755	12,600			10,340	10,000
American Funds 2055 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class R-5
Account Value	$ 24,652								18,804		17,244		21,932		16,250		14,818	13,163	12,995			10,649		10,234		10,000
American Funds 2055 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2055 Target Date Retirement Fund — Class R-6
Account Value	$ 24,767								18,876		17,311		21,997		16,291		14,851	13,186	13,005			10,656		10,237		10,000
American Funds 2050 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 22,649								17,365		16,023		20,257		15,071		13,780	12,279	12,150			9,987		9,625		9,425
American Funds 2050 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 22,606								17,332		15,993		20,367		15,273		14,067	12,620	12,591			10,426		10,129		10,000
American Funds 2050 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 20,623								15,777		14,507		18,297		13,592		12,400	11,020	10,891	9,747
American Funds 2050 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class F-1
Account Value	$ 23,949								18,366		16,947		21,437		15,964		14,599	13,004	12,872			10,587		10,201		10,000
American Funds 2050 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class F-2
Account Value	$ 24,619								18,829		17,332		21,857		16,222		14,800	13,143	12,985			10,649		10,236		10,000
American Funds 2050 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class F-3
Account Value	$ 21,906								16,747		15,396		19,398		14,392		13,116	11,642	11,480		10,000
American Funds 2050 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class R-1
Account Value	$ 22,208								17,161		15,955		20,329		15,239		14,051	12,605	12,582			10,420		10,125		10,000
American Funds 2050 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class R-2
Account Value	$ 22,274								17,211		15,991		20,381		15,282		14,082	12,641	12,608			10,442		10,138		10,000
American Funds 2050 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class R-2E
Account Value	$ 23,015								17,728		16,425		20,870		15,601		14,333	12,831	12,756			10,529		10,196		10,000
American Funds 2050 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class R-3
Account Value	$ 23,270								17,897		16,563		21,016		15,688		14,394	12,860	12,767			10,531		10,182		10,000
American Funds 2050 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class R-4
Account Value	$ 23,984								18,388		16,974		21,459		15,972		14,610	13,009	12,881			10,589		10,212		10,000
American Funds 2050 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class R-5E
Account Value	$ 23,789								18,205		16,765		21,164		15,717		14,344	12,756	12,597			10,336	10,000
American Funds 2050 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class R-5
Account Value	$ 24,717								18,896		17,384		21,922		16,264		14,829	13,172	12,995			10,655		10,237		10,000
American Funds 2050 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2050 Target Date Retirement Fund — Class R-6
Account Value	$ 24,832								18,977		17,452		21,991		16,309		14,858	13,194	13,011			10,666		10,241		10,000
American Funds 2045 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 22,538								17,326		16,040		20,071		14,998		13,743	12,238	12,126			9,983		9,621		9,422
American Funds 2045 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 22,487								17,287		16,005		20,175		15,192		14,017	12,579	12,567			10,426		10,130		10,000
American Funds 2045 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 20,547								15,758		14,545		18,159		13,540		12,378	11,008	10,886	9,752
American Funds 2045 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class F-1
Account Value	$ 23,831								18,325		16,973		21,247		15,885		14,549	12,967	12,853			10,589		10,204		10,000
American Funds 2045 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class F-2
Account Value	$ 24,474								18,774		17,330		21,639		16,135		14,743	13,099	12,949			10,641		10,232		10,000
American Funds 2045 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class F-3
Account Value	$ 21,817								16,721		15,422		19,236		14,331		13,079	11,616	11,470		10,000
American Funds 2045 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class R-1
Account Value	$ 22,098								17,123		15,965		20,135		15,163		14,001	12,575	12,558			10,425		10,130		10,000
American Funds 2045 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class R-2
Account Value	$ 22,158								17,171		16,017		20,192		15,210		14,044	12,603	12,587			10,444		10,140		10,000
American Funds 2045 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class R-2E
Account Value	$ 22,900								17,691		16,447		20,676		15,527		14,287	12,787	12,731			10,529		10,194		10,000
American Funds 2045 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class R-3
Account Value	$ 23,139								17,851		16,575		20,806		15,595		14,330	12,810	12,736			10,520		10,173		10,000
American Funds 2045 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class R-4
Account Value	$ 23,857								18,342		16,987		21,256		15,884		14,553	12,967	12,857			10,589		10,203		10,000
American Funds 2045 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class R-5E
Account Value	$ 23,674								18,175		16,792		20,971		15,639		14,304	12,719	12,577			10,336	10,000
American Funds 2045 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class R-5
Account Value	$ 24,573								18,842		17,391		21,705		16,177		14,773	13,123	12,966			10,644		10,236		10,000
American Funds 2045 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2045 Target Date Retirement Fund — Class R-6
Account Value	$ 24,708								18,943		17,469		21,789		16,229		14,817	13,158	12,993			10,663		10,247		10,000
American Funds 2040 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 22,151								17,163		15,918		19,768		14,874		13,644	12,165	12,062			9,967		9,609		9,422
American Funds 2040 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 22,140								17,154		15,910		19,894		15,078		13,937	12,522	12,516			10,417		10,126		10,000
American Funds 2040 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 20,264								15,662		14,483		17,943		13,472		12,335	10,976	10,860	9,749
American Funds 2040 Target Date Retirement Fund - Class F1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class F-1
Account Value	$ 23,442								18,170		16,851		20,934		15,761		14,458	12,896	12,796			10,573		10,196		10,000
American Funds 2040 Target Date Retirement Fund - Class F2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class F-2
Account Value	$ 24,090								18,618		17,225		21,337		16,015		14,656	13,029	12,896			10,633		10,226		10,000
American Funds 2040 Target Date Retirement Fund - Class F3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class F-3
Account Value	$ 21,521								16,615		15,361		19,012		14,256		13,040	11,581	11,449		10,000
American Funds 2040 Target Date Retirement Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class R-1
Account Value	$ 21,754								16,984		15,867		19,859		15,060		13,924	12,512	12,507			10,416		10,123		10,000
American Funds 2040 Target Date Retirement Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class R-2
Account Value	$ 21,811								17,021		15,913		19,904		15,100		13,954	12,533	12,527			10,431		10,134		10,000
American Funds 2040 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class R-2E
Account Value	$ 22,523								17,526		16,342		20,379		15,403		14,206	12,713	12,676			10,522		10,190		10,000
American Funds 2040 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class R-3
Account Value	$ 22,774								17,696		16,474		20,509		15,484		14,257	12,739	12,682			10,511		10,168		10,000
American Funds 2040 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class R-4
Account Value	$ 23,480								18,195		16,871		20,952		15,771		14,473	12,896	12,803			10,582		10,200		10,000
American Funds 2040 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class R-5E
Account Value	$ 23,321								18,027		16,695		20,689		15,540		14,228	12,660	12,535			10,341	10,000
American Funds 2040 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class R-5
Account Value	$ 24,198								18,692		17,292		21,402		16,063		14,700	13,057	12,924			10,646		10,232		10,000
American Funds 2040 Target Date Retirement Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2040 Target Date Retirement Fund — Class R-6
Account Value	$ 24,304								18,765		17,354		21,472		16,100		14,722	13,080	12,931			10,650		10,236		10,000
American Funds 2035 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 20,987								16,658		15,623		19,080		14,698		13,520	12,076	11,990			9,986		9,627		9,427
American Funds 2035 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 20,954								16,632		15,598		19,196		14,890		13,807	12,424	12,430			10,426		10,129		10,000
American Funds 2035 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 19,242								15,234		14,244		17,355		13,338		12,255	10,916	10,818	9,752
American Funds 2035 Target Date Retirement Fund - Class F1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class F-1
Account Value	$ 22,198								17,623		16,529		20,208		15,565		14,329	12,800	12,713			10,584		10,208		10,000
American Funds 2035 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class F-2
Account Value	$ 22,791								18,044		16,882		20,575		15,801		14,510	12,922	12,802			10,629		10,225		10,000
American Funds 2035 Target Date Retirement Fund - Class F3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class F-3
Account Value	$ 20,411								16,147		15,094		18,374		14,101		12,933	11,513	11,391		10,000
American Funds 2035 Target Date Retirement Fund - Class R1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class R-1
Account Value	$ 20,593								16,466		15,560		19,157		14,860		13,785	12,404	12,417			10,418		10,126		10,000
American Funds 2035 Target Date Retirement Fund - Class R2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class R-2
Account Value	$ 20,636								16,499		15,596		19,198		14,899		13,816	12,434	12,439			10,435		10,132		10,000
American Funds 2035 Target Date Retirement Fund - Class R2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class R-2E
Account Value	$ 21,322								17,007		16,020		19,664		15,212		14,060	12,620	12,590			10,528		10,196		10,000
American Funds 2035 Target Date Retirement Fund - Class R3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class R-3
Account Value	$ 21,562								17,162		16,148		19,787		15,291		14,118	12,645	12,591			10,516		10,175		10,000
American Funds 2035 Target Date Retirement Fund - Class R4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class R-4
Account Value	$ 22,220								17,629		16,538		20,206		15,565		14,324	12,793	12,703			10,581		10,199		10,000
American Funds 2035 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class R-5E
Account Value	$ 22,071								17,481		16,372		19,959		15,341		14,089	12,560	12,446			10,340	10,000
American Funds 2035 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class R-5
Account Value	$ 22,887								18,109		16,937		20,632		15,845		14,540	12,944	12,815			10,645		10,230		10,000
American Funds 2035 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2035 Target Date Retirement Fund — Class R-6
Account Value	$ 23,001								18,191		17,010		20,703		15,894		14,572	12,969	12,841			10,656		10,235		10,000
American Funds 2030 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 19,026								15,454		14,665		17,533		14,093		13,096	11,784	11,720			9,978		9,624		9,427
American Funds 2030 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 19,006								15,438		14,650		17,635		14,288		13,378	12,124	12,146			10,424		10,129		10,000
American Funds 2030 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 17,616								14,266		13,504		16,098		12,920		11,983	10,760	10,673	9,749
American Funds 2030 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class F-1
Account Value	$ 20,123								16,349		15,526		18,563		14,927		13,882	12,491	12,420			10,579		10,198		10,000
American Funds 2030 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class F-2
Account Value	$ 20,677								16,757		15,862		18,914		15,170		14,061	12,625	12,520			10,632		10,229		10,000
American Funds 2030 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class F-3
Account Value	$ 18,651								15,093		14,276		17,012		13,635		12,632	11,321	11,219		10,000
American Funds 2030 Target Date Retirement Fund - Class R-1[Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class R-1
Account Value	$ 18,672								15,282		14,615		17,601		14,256		13,361	12,115	12,135			10,416		10,125		10,000
American Funds 2030 Target Date Retirement Fund - Class R-2 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class R-2
Account Value	$ 18,707								15,312		14,640		17,645		14,292		13,386	12,130	12,158			10,433		10,127		10,000
American Funds 2030 Target Date Retirement Fund - Class R-2E [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class R-2E
Account Value	$ 19,313								15,761		15,027		18,039		14,574		13,613	12,296	12,282			10,512		10,176		10,000
American Funds 2030 Target Date Retirement Fund - Class R-3 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class R-3
Account Value	$ 19,554								15,931		15,172		18,187		14,671		13,678	12,343	12,311			10,517		10,170		10,000
American Funds 2030 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class R-4
Account Value	$ 20,145								16,368		15,538		18,577		14,934		13,884	12,493	12,425			10,581		10,202		10,000
American Funds 2030 Target Date Retirement Fund - Class R-5-E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class R-5E
Account Value	$ 20,046								16,256		15,395		18,371		14,743		13,675	12,282	12,182			10,353	10,000
American Funds 2030 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class R-5
Account Value	$ 20,771								16,827		15,922		18,980		15,217		14,103	12,647	12,541			10,646		10,234		10,000
American Funds 2030 Target Date Retirement Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2030 Target Date Retirement Fund — Class R-6
Account Value	$ 20,867								16,900		15,988		19,040		15,262		14,133	12,670	12,557			10,657		10,239		10,000
American Funds 2025 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 17,441								14,463		13,883		16,259		13,507		12,596	11,387	11,358			9,945		9,578		9,426
American Funds 2025 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 17,427								14,451		13,871		16,365		13,698		12,867	11,720	11,778			10,394		10,079		10,000
American Funds 2025 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class T (with sales charge)
Account Value	$ 16,425								13,578		12,998		15,187		12,589		11,717	10,571	10,522	9,751
American Funds 2025 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class F-1
Account Value	$ 18,468								15,315		14,700		17,234		14,320		13,351	12,079	12,048			10,549		10,160		10,000
American Funds 2025 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class F-2
Account Value	$ 18,982								15,692		15,022		17,561		14,555		13,529	12,205	12,137			10,607		10,190		10,000
American Funds 2025 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class F-3
Account Value	$ 17,333								14,324		13,702		15,996		13,247		12,307	11,089	11,020		10,000
American Funds 2025 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class R-1
Account Value	$ 17,131								14,303		13,835		16,338		13,672		12,849	11,704	11,761			10,384		10,078		10,000
American Funds 2025 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class R-2
Account Value	$ 17,174								14,339		13,877		16,377		13,707		12,880	11,729	11,792			10,407		10,095		10,000
American Funds 2025 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class R-2E
Account Value	$ 17,736								14,772		14,243		16,765		13,992		13,112	11,907	11,924			10,489		10,144		10,000
American Funds 2025 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class R-3
Account Value	$ 17,940								14,914		14,361		16,879		14,066		13,161	11,933	11,938			10,490		10,132		10,000
American Funds 2025 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class R-4
Account Value	$ 18,492								15,330		14,720		17,252		14,335		13,366	12,082	12,051			10,554		10,162		10,000
American Funds 2025 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class R-5E
Account Value	$ 18,517								15,320		14,675		17,164		14,227		13,245	11,952	11,898			10,399	10,000
American Funds 2025 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class R-5
Account Value	$ 19,062								15,753		15,072		17,610		14,590		13,568	12,221	12,162			10,621		10,195		10,000
American Funds 2025 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2025 Target Date Retirement Fund — Class R-6
Account Value	$ 19,138								15,819		15,124		17,669		14,625		13,590	12,240	12,173			10,623		10,192		10,000
American Funds 2020 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 16,392								13,681		13,249		15,181		12,904		12,242	11,148	11,129			9,952		9,577		9,422
American Funds 2020 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 16,373								13,666		13,235		15,279		13,088		12,510	11,476	11,544			10,405		10,084		10,000
American Funds 2020 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 15,566								12,960		12,516		14,306		12,137		11,492	10,435	10,394	9,754
American Funds 2020 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class F-1
Account Value	$ 17,354								14,489		14,035		16,081		13,684		12,989	11,812	11,799			10,560		10,160		10,000
American Funds 2020 Target Date Retirement Fund - Class F2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class F-2
Account Value	$ 17,826								14,841		14,335		16,395		13,901		13,154	11,943	11,893			10,615		10,184		10,000
American Funds 2020 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class F-3
Account Value	$ 16,384								13,635		13,159		15,020		12,731		12,040	10,918	10,865		10,000
American Funds 2020 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class R-1
Account Value	$ 16,099								13,542		13,202		15,253		13,065		12,501	11,456	11,527			10,397		10,080		10,000
American Funds 2020 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class R-2
Account Value	$ 16,139								13,572		13,240		15,289		13,103		12,523	11,487	11,554			10,411		10,089		10,000
American Funds 2020 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class R-2E
Account Value	$ 16,666								13,980		13,593		15,653		13,373		12,745	11,651	11,687			10,507		10,145		10,000
American Funds 2020 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class R-3
Account Value	$ 16,865								14,118		13,710		15,767		13,442		12,805	11,681	11,697			10,495		10,134		10,000
American Funds 2020 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class R-4
Account Value	$ 17,386								14,512		14,051		16,109		13,697		12,995	11,827	11,804			10,569		10,167		10,000
American Funds 2020 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class R-5E
Account Value	$ 17,428								14,523		14,026		16,051		13,621		12,902	11,718	11,673			10,419	10,000
American Funds 2020 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class R-5
Account Value	$ 17,895								14,899		14,380		16,432		13,931		13,186	11,962	11,910			10,620		10,183		10,000
American Funds 2020 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2020 Target Date Retirement Fund — Class R-6
Account Value	$ 17,992								14,961		14,441		16,489		13,973		13,217	11,989	11,921			10,631		10,196		10,000
American Funds 2015 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 15,735								13,264		12,893		14,623		12,508		11,980	10,911	10,932			9,923		9,505		9,421
American Funds 2015 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 15,715								13,247		12,876		14,716		12,677		12,233	11,232	11,334			10,375		10,015		10,000
American Funds 2015 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 15,070								12,681		12,281		13,896		11,863		11,339	10,305	10,308	9,754
American Funds 2015 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class F-1
Account Value	$ 16,664								14,046		13,648		15,491		13,259		12,708	11,580	11,603			10,532		10,090		10,000
American Funds 2015 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class F-2
Account Value	$ 17,115								14,402		13,950		15,795		13,476		12,874	11,699	11,692			10,585		10,117		10,000
American Funds 2015 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class F-3
Account Value	$ 15,848								13,309		12,892		14,578		12,424		11,861	10,774	10,751		10,000
American Funds 2015 Target Date Retirement Fund- Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class R-1
Account Value	$ 15,444								13,126		12,845		14,686		12,657		12,228	11,223	11,330			10,366		10,015		10,000
American Funds 2015 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class R-2
Account Value	$ 15,489								13,162		12,880		14,719		12,689		12,251	11,246	11,355			10,379		10,017		10,000
American Funds 2015 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class R-2E
Account Value	$ 16,001								13,553		13,232		15,072		12,957		12,469	11,410	11,486			10,478		10,078		10,000
American Funds 2015 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class R-3
Account Value	$ 16,182								13,689		13,331		15,181		13,017		12,515	11,441	11,488			10,470		10,057		10,000
American Funds 2015 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class R-4
Account Value	$ 16,668								14,065		13,666		15,496		13,261		12,703	11,573	11,592			10,529		10,082		10,000
American Funds 2015 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class R-5E
Account Value	$ 16,887								14,201		13,777		15,596		13,317		12,737	11,580	11,574			10,487	10,000
American Funds 2015 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class R-5
Account Value	$ 17,181								14,441		13,999		15,827		13,497		12,895	11,716	11,706			10,592		10,117		10,000
American Funds 2015 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2015 Target Date Retirement Fund — Class R-6
Account Value	$ 17,267								14,505		14,051		15,886		13,542		12,929	11,736	11,718			10,605		10,122		10,000
American Funds 2010 Target Date Retirement Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund —Class A (with sales charge)
Account Value	$ 15,252								12,946		12,626		14,153		12,312		11,803	10,796	10,827			9,904		9,488		9,422
American Funds 2010 Target Date Retirement Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund —Class C (with sales charge)
Account Value	$ 15,257								12,950		12,629		14,250		12,488		12,063	11,120	11,233			10,351		9,986		10,000
American Funds 2010 Target Date Retirement Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund —Class T (with sales charge)
Account Value	$ 14,681								12,429		12,095		13,516		11,735		11,226	10,246	10,260	9,749
American Funds 2010 Target Date Retirement Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class F-1
Account Value	$ 16,152								13,712		13,380		15,000		13,052		12,509	11,449	11,490			10,501		10,068		10,000
American Funds 2010 Target Date Retirement Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class F-2
Account Value	$ 16,582								14,050		13,674		15,278		13,256		12,673	11,566	11,580			10,562		10,089		10,000
American Funds 2010 Target Date Retirement Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class F-3
Account Value	$ 15,431								13,057		12,698		14,183		12,291		11,743	10,713	10,708		10,000
American Funds 2010 Target Date Retirement Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class R-1
Account Value	$ 14,989								12,824		12,607		14,233		12,475		12,045	11,108	11,224			10,348		9,990		10,000
American Funds 2010 Target Date Retirement Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class R-2
Account Value	$ 15,012								12,837		12,623		14,256		12,495		12,064	11,120	11,243			10,355		9,990		10,000
American Funds 2010 Target Date Retirement Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class R-2E
Account Value	$ 15,517								13,229		12,968		14,600		12,756		12,292	11,299	11,380			10,452		10,058		10,000
American Funds 2010 Target Date Retirement Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class R-3
Account Value	$ 15,683								13,354		13,078		14,693		12,818		12,333	11,320	11,389			10,438		10,038		10,000
American Funds 2010 Target Date Retirement Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class R-4
Account Value	$ 16,157								13,714		13,391		15,008		13,054		12,515	11,449	11,483			10,499		10,063		10,000
American Funds 2010 Target Date Retirement Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class R-5E
Account Value	$ 16,421								13,906		13,545		15,151		13,158		12,580	11,498	11,506			10,497	10,000
American Funds 2010 Target Date Retirement Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class R-5
Account Value	$ 16,670								14,105		13,727		15,330		13,303		12,709	11,596	11,598			10,572		10,101		10,000
American Funds 2010 Target Date Retirement Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name	American Funds 2010 Target Date Retirement Fund — Class R-6
Account Value	$ 16,739								14,159		13,771		15,378		13,330		12,738	11,612	11,607			10,574		10,095		10,000
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 11,202	11,305	11,069	10,806	10,676	10,307	10,000	21,143	17,476	17,236	15,866	16,789	18,581	16,753	13,002	10,000	16,189	14,160	13,191	10,000	10,000	10,670	10,000	10,209	10,000	10,000
S&P Target Date 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2065+ Index
Account Value	$ 10,829	11,091	10,862	10,630	10,380	10,226	10,000	17,965	15,190	15,614	13,996	15,195	16,956	16,013	12,521	10,000
S&P Target Date 2060 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2060 Index
Account Value	$ 22,646								17,442		16,068		19,492		14,407		13,973	12,493	12,394	10,000	10,000	10,164	10,000	9,857	10,000
S&P Target Date 2055 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2055 Index
Account Value	$ 23,214								17,900		16,500		20,004		14,771		14,352	12,835	12,755	10,000	10,000	10,491	10,000	10,171		10,000
S&P Target Date 2050 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2050 Index
Account Value	$ 23,069								17,796		16,411		19,893		14,737		14,300	12,794	12,716	10,000	10,000	10,500	10,000	10,177		10,000
S&P Target Date 2045 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2045 Index
Account Value	$ 22,604								17,565		16,226		19,636		14,653		14,211	12,712	12,638	10,000	10,000	10,507	10,000	10,175		10,000
S&P Target Date 2040 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2040 Index
Account Value	$ 21,900								17,205		15,962		19,255		14,571		14,106	12,629	12,552	10,000	10,000	10,512	10,000	10,177		10,000
S&P Target Date 2035 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2035 Index
Account Value	$ 20,775								16,624		15,544		18,617		14,429		13,936	12,496	12,429	10,000	10,000	10,516	10,000	10,178		10,000
S&P Target Date 2030 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2030 Index
Account Value	$ 19,417								15,867		14,976		17,721		14,226		13,692	12,305	12,247	10,000	10,000	10,519	10,000	10,174		10,000
S&P Target Date 2025 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2025 Index
Account Value	$ 18,162								15,163		14,428		16,908		14,005		13,432	12,107	12,061	10,000	10,000	10,520	10,000	10,170		10,000
S&P Target Date 2020 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2020 Index
Account Value	$ 17,148								14,410		13,750		16,067		13,755		13,159	11,901	11,872	10,000	10,000	10,532	10,000	10,177		10,000
S&P Target Date 2015 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2015 Index
Account Value	$ 16,518								14,043		13,496		15,613		13,526		12,898	11,696	11,696	10,000	10,000	10,525	10,000	10,167		10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 10,400	$ 10,664	$ 10,523	$ 10,374	$ 10,137	$ 10,042	$ 10,000	$ 9,154	8,720	$ 9,290	8,689	$ 9,330	10,306	$ 10,198	10,355	$ 10,000	11,463	10,280	10,495	10,000	10,000	10,401	10,000	9,966	$ 10,000	10,000
S&P Target Date 2010 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Date 2010 Index
Account Value	$ 15,840								$ 13,561		$ 13,042		$ 15,014		$ 13,272		$ 12,618	$ 11,465	$ 11,464	$ 10,000	$ 10,000	$ 10,507	$ 10,000	$ 10,148		$ 10,000